Loans, borrowings, leases, cash and cash equivalents and short-term investments - Net debt and Short-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Total of loans and borrowings	$ 13,360	$ 13,056
Cash and cash equivalents	13,487	7,350	$ 5,784	$ 5,784	$ 4,328
Short-term investments	771	826
Net debt (cash)	(898)	4,880
Leasing	1,667	1,791
Debt contracts in the international markets
Loans and borrowings
Total of loans and borrowings	11,890	10,494
Debt contracts in Brazil
Loans and borrowings
Total of loans and borrowings	$ 1,470	$ 2,562